UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (95.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.7%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$2,300,000	$2,465,692

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6 1/2s, 10/1/53	BBB-	3,000,000	3,433,080
zero %, 10/1/46	BBB-	8,800,000	6,048,680

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,410,190
5.8s, 5/1/34	Baa2	1,750,000	1,944,373

			17,302,015
American Samoa (0.1%)

Econ. Dev. Auth. Rev. Bonds, Ser. A, 6 5/8s, 9/1/35	Ba3	1,000,000	1,000,940

			1,000,940
Arizona (3.0%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7 1/4s, 12/1/19 (escrow)(F)	D/P	500,000	1,495

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	2,000,000	2,203,700

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42 (Prerefunded 12/1/17)	AAA/P	1,100,000	1,194,875

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	4,800,000	5,452,464

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.3s, 7/1/42	BB/F	430,000	445,016
(Great Hearts Academies), 6s, 7/1/32	BB/F	300,000	317,328
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	2,000,000	2,067,280
(Great Hearts Academies), 5s, 7/1/44	BB+	3,800,000	3,845,030
(BASIS School, Inc.), 5s, 7/1/35	BB	1,500,000	1,515,945

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.)
5 1/4s, 6/1/35	BBB	1,395,000	1,396,186
5.05s, 6/1/25	BBB	2,450,000	2,451,691

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	1,525,000	1,837,076
5s, 12/1/37	A-	1,430,000	1,602,344
5s, 12/1/32	A-	1,500,000	1,712,340

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,446,174

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,600,000	1,614,624

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5s, 9/1/34	BB+	500,000	498,755

			29,618,987
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	2,000,000	2,067,600

			2,067,600
California (12.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	1,295,000	1,473,347

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	A-	6,180,000	6,414,840
U.S. Govt. Coll., 5 1/4s, 2/1/46 (Prerefunded 2/1/17)	AAA/P	820,000	869,102
5 1/4s, 2/1/37	A-	1,585,000	1,647,211
U.S. Govt. Coll., 5 1/4s, 2/1/37 (Prerefunded 2/1/17)	AAA/P	1,120,000	1,187,066

CA Muni. Fin. Auth. Rev. Bonds
(Emerson College), 6s, 1/1/42	Baa1	3,330,000	3,900,029
(Cmnty. Med. Ctrs.), Ser. A, 5s, 2/1/46	A-	2,500,000	2,695,425

CA School Fin. Auth. Rev. Bonds
(2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	1,000,000	1,105,060
(Klare Holdings), Ser. A, 5s, 7/1/34	BBB-	2,075,000	2,222,346

CA State G.O. Bonds, 5s, 9/1/30	Aa3	6,000,000	6,839,640

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5 1/4s, 8/15/39	BBB	800,000	894,736

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5 1/4s, 8/1/42	BB+	850,000	887,162
5s, 8/1/32	BB+	665,000	696,308

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	5,000,000	5,283,500

CA State Poll. Control Fin. Auth. VRDN (Pacific Gas & Elec. Co.), Ser. E, 0.01s, 11/1/26 (4/1/19)	VMIG1	2,500,000	2,500,000

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6s, 3/1/35	A1	2,000,000	2,366,260
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A1	1,000,000	1,213,560
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A1	1,000,000	1,152,250
(Capital Projects), Ser. A, 5s, 4/1/30	A1	5,000,000	5,787,100

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	500,000	530,075
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/42	BB/P	1,750,000	1,865,798
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,513,360
(Terraces at San Joaquin Gardens), Ser. A, 5 5/8s, 10/1/32	BB/P	1,105,000	1,170,659
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,500,000	1,685,175
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	850,000	851,811
(American Baptist Homes of the West), 5s, 10/1/43	BBB+/F	1,000,000	1,061,660
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	991,540

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB+/F	2,500,000	2,818,125
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	3,300,000	3,368,409

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	5,145,000	5,955,132

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	8,000,000	7,125,840
Ser. A-1, 5 1/8s, 6/1/47	B3	7,390,000	6,258,887

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/36	BBB-/F	775,000	812,363

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas Purchase), Ser. A, 5 1/2s, 11/15/37	A-	2,000,000	2,433,220

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A-	1,250,000	1,698,300
Ser. B, 6 1/2s, 11/1/39	A-	2,000,000	2,717,280

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2012), 6 1/4s, 8/1/30	BBB/P	1,500,000	1,790,190
(Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,726,290

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB	1,645,000	1,768,803

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	1,000,000	1,085,890

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	838,133

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	4,124,850

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa3	5,000,000	1,747,100

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BBB-/P	1,000,000	1,000,260

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB-/P	8,000,000	1,682,000

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31	BBB+	500,000	562,605

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29 (Prerefunded 9/1/21)	BBB+	980,000	1,078,490
5s, 9/1/28 (Prerefunded 9/1/21)	BBB+	985,000	1,087,312

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37	AA	2,400,000	875,952

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	A3	1,500,000	1,746,345

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,790,017

			121,896,813
Colorado (3.5%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5s, 12/1/43	BB+	850,000	873,843

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	Baa1	1,000,000	329,950
Ser. A, NATL, zero %, 9/1/28	AA-	5,000,000	3,196,100

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	856,478
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB+/F	800,000	877,080
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	2,897,966
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	Baa1	650,000	718,868
(Evangelical Lutheran Good Samaritan Society), 5 1/2s, 6/1/33	Baa1	200,000	223,028
(Valley View Assn.), 5 1/4s, 5/15/42	A-	3,025,000	3,162,638
(Christian Living Cmntys.), 5 1/4s, 1/1/37	BB-/P	750,000	770,580
(Valley View Assn.), 5 1/8s, 5/15/37	A-	1,000,000	1,043,780
(Christian Living Cmntys.), 5 1/8s, 1/1/30	BB-/P	1,415,000	1,463,563
(Evangelical Lutheran Good Samaritan Society), Ser. A, 5s, 6/1/40	Baa1	1,250,000	1,333,213
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	2,100,000	2,214,996
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	Baa1	5,250,000	5,648,108

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	12,000,000	5,799,600

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5 1/4s, 12/1/34	BB/P	330,000	341,408

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5s, 12/1/40	BB/P	3,000,000	3,021,210

			34,772,409
Connecticut (0.5%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.01s, 7/1/36	VMIG1	5,105,000	5,105,000

			5,105,000
Delaware (1.2%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,886,133
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	5,000,000	5,161,650

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 0.01s, 10/1/38	VMIG1	4,700,000	4,700,000

			11,747,783
District of Columbia (1.5%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB	6,000,000	6,348,780
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,144,940

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5 1/4s, 1/1/39	BB-/P	765,000	753,854

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40	Baa1	995,000	300,868
zero %, 10/1/38	Baa1	20,000,000	6,747,200

			15,295,642
Florida (5.7%)

Broward Cnty., Arpt. Syst. Rev. Bonds , Ser. A, 5s, 10/1/40	A1	2,500,000	2,747,150

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	600,000	648,192

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	1,023,920

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	250,000	263,050

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	5,250,000	5,260,868

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	1,075,000	1,164,268

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,915,750

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4 7/8s, 5/1/35	BB-/P	1,000,000	1,015,570

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	4,925,000	5,066,348
(Shell Pt./Alliance), 5s, 11/15/32	BBB-	3,210,000	3,303,379

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	1,000,000	1,014,630

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5s, 10/1/41	A2	4,500,000	4,803,930
Ser. A, 5s, 10/1/38	A	1,750,000	1,911,403

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5s, 9/15/34	BBB-	1,750,000	1,814,575

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	D/P	1,860,000	1,610,983

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5s, 5/1/29	BB-/P	750,000	792,173

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	B+/P	1,800,000	1,807,614

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,000,000	2,203,380

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	6,000,000	6,534,600

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	1,360,000	1,136,022

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	A-/F	1,950,000	2,067,020

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	1,440,000	1,560,010

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B-/P	1,660,000	1,577,515

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	1,000,000	1,021,920

Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4 1/2s, 5/1/45	BB-/P	1,500,000	1,540,305

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BBB-/P	805,000	926,402

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	BBB-/P	570,000	595,188

Village Community Development District No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31	BB/P	1,200,000	1,368,936

			56,695,101
Georgia (2.8%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/32	AA-	1,150,000	1,302,847
5s, 1/1/31	AA-	1,925,000	2,189,765

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	5,000,000	6,031,200

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	BB	2,000,000	2,442,140

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5s, 7/15/38	Baa2	1,250,000	1,337,138

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,192,235

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,352,796

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	1,255,000	1,473,332

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,150,000	3,305,484

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	BB-/P	2,375,000	2,401,505

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5 1/2s, 7/1/60	A+	3,500,000	3,881,465

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	1,400,000	1,442,252

			28,352,159
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,118,520

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	549,435

			1,667,955
Hawaii (1.1%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,682,681
(Hawaiian Elec. Co. - Subsidiary), 6 1/2s, 7/1/39	Baa1	7,000,000	7,949,130
(Kahala Nui), 5 1/8s, 11/15/32	BBB/F	1,050,000	1,131,092

			10,762,903
Illinois (6.9%)

Chicago, G.O. Bonds
Ser. D-05, 5 1/2s, 1/1/37	BBB+	3,250,000	3,324,848
Ser. G-07, 5 1/2s, 1/1/35	BBB+	1,200,000	1,234,680
Ser. A, 5 1/4s, 1/1/33	BBB+	3,100,000	3,149,104

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,044,000	5,052,777

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/39	BB	4,000,000	3,606,160

Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5s, 1/1/30	AA	200,000	212,650
5s, 1/1/28	BBB+	1,000,000	1,033,770

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	5,000,000	5,771,200
Ser. C, 5s, 1/1/46	A	1,000,000	1,057,130

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5s, 6/1/18	A	2,000,000	2,152,440

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5s, 1/1/33	A	1,000,000	1,069,670

Chicago, Waste Wtr. Transmission Rev. Bonds , Ser. C
5s, 1/1/39	A	2,850,000	3,006,180
5s, 1/1/34	A	1,950,000	2,075,112

Chicago, Wtr. Wks Rev. Bonds
5s, 11/1/42	A-	650,000	673,647
(2nd Lien), 5s, 11/1/39	A-	1,075,000	1,133,082

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	901,404

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	BBB+	3,500,000	4,220,580
(Rush U. Med. Ctr.), Ser. A, U.S. Govt. Coll., 7 1/4s, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,150,000	2,549,986
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,250,000	6,389,460
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,697,745
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	Caa1	4,155,000	4,294,566
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	2,000,000	2,162,620
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,132,200

IL Fin. Auth. Solid Waste Disposal Rev. Bonds (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	A-	5,045,000	5,110,484

IL State G.O. Bonds, 5 1/4s, 2/1/30	A-	1,000,000	1,065,270

IL State Fin. Auth. Rev. Bonds (Plymouth Place ), 5 1/4s, 5/15/45	BB+/F	850,000	856,962

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,544,203

			68,477,930
Indiana (1.1%)

IN State Fin. Auth. Rev. Bonds
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/34	BBB-	3,750,000	4,098,375
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	250,000	264,025

IN State Fin. Auth. VRDN, Ser. A-2, 0.1s, 2/1/37	VMIG1	4,015,000	4,015,000

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,875,000	2,272,969

			10,650,369
Iowa (1.9%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/2s, 7/1/25	BB+	3,185,000	3,229,526
5s, 7/1/20	BB+	1,700,000	1,729,648

IA State Fin. Auth. Midwestern Disaster Rev. Bonds
(IA Fertilizer Co., LLC), 5 1/2s, 12/1/22	BB-	1,500,000	1,591,200
(IA Fertilizer Co.), 5 1/4s, 12/1/25	BB-	3,000,000	3,269,460

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	10,000,000	9,337,300

			19,157,134
Kansas (0.2%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7 1/4s, 5/15/39	BB/P	1,500,000	1,653,810
5 3/8s, 5/15/27	BB/P	500,000	505,950

			2,159,760
Kentucky (1.1%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living II)
7 3/8s, 5/15/46	BB-/P	1,350,000	1,523,354
7 1/4s, 5/15/41	BB-/P	900,000	1,012,014

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	2,000,000	2,243,280

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	1,400,000	1,391,082

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	911,045

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,133,920

			11,214,695
Louisiana (0.6%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5s, 5/15/47	Baa1	525,000	561,104

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8 3/8s, 7/1/39	CCC/P	1,000,000	1,028,010

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	1,113,210

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	A3	2,250,000	2,282,895

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5 1/4s, 11/15/37	BB/P	765,000	768,259

			5,753,478
Maine (0.5%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba2	3,000,000	3,556,800

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5 1/8s, 8/1/35	B1	1,000,000	1,002,580

			4,559,380
Maryland (1.0%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,700,000	1,970,181

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	1,500,000	1,645,605

MD State Hlth. & Higher Edl. Facs. Auth. Rev. Bonds (Edenwald Issue ), 5 1/4s, 1/1/37	BBB/F	2,000,000	2,186,820

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6s, 7/1/34	B-/P	750,000	810,885
(Carroll Lutheran Village, Inc.), 5 1/8s, 7/1/34	BB/P	3,000,000	3,111,270

			9,724,761
Massachusetts (3.5%)

MA State VRDN (Construction Loan), Ser. A, 0.01s, 3/1/26	VMIG1	2,700,000	2,700,000

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39 (Prerefunded 10/15/19)	BBB	2,140,000	2,711,680
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,816,363	1,712,358
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	673,939
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	500,000	558,225
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	1,000,000	1,092,730
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	201,534
(New England Conservatory of Music), U.S. Govt. Coll., 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,900,000	2,120,324
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,097,620
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,112,940
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	7,460

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,210,157

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	972,870	97
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,596,084
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	2,125,000	2,365,720
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,782,625
(Winchester Hosp.), 5 1/4s, 7/1/38	A	3,050,000	3,364,303
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,426,502
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	1,016,850
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,819,080

			34,570,228
Michigan (1.4%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	1,435,000	1,479,227

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	1,099,000	1,241,969

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	700,000	792,330
Ser. A, 5 1/4s, 7/1/39	Ba1	500,000	501,215

MI State Fin. Auth. Rev. Bonds
(Presbyterian Villages of MI), 5 1/2s, 11/15/45	BB+/F	1,000,000	1,023,590
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5s, 7/1/34	BBB+	1,900,000	2,058,042
(Local Govt. Loan Program), Ser. F1, 4 1/2s, 10/1/29	A	650,000	671,671

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	4,400,000	4,993,824

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	1,675,000	1,724,547

			14,486,415
Minnesota (1.9%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,550,000	1,770,410
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	850,000	970,870

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 1/2s, 10/1/41	B/P	1,000,000	1,000,230

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	1,375,000	1,438,429
(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,321,400

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB	1,500,000	1,548,255

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A
5s, 9/1/44	BB+	925,000	920,736
5s, 9/1/34	BB+	300,000	304,041

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.02s, 11/15/38	VMIG1	2,050,000	2,050,000

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	573,145

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), U.S. Govt. Coll., 5 1/4s, 5/15/36 (Prerefunded 11/15/16)	Aaa	5,035,000	5,286,951

St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds (Healtheast Care Syst.), Ser. A, 5s, 11/15/40	BBB-	700,000	750,778

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4 1/2s, 10/1/37	Baa3	900,000	853,092

			18,788,337
Mississippi (1.3%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.01s, 12/1/30	VMIG1	7,150,000	7,150,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	5,400,000	6,062,418

			13,212,418
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	763,463

			763,463
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A3	1,500,000	1,673,685
(NE Gas No. 3), 5s, 9/1/32	A3	3,000,000	3,299,640

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA/F	1,825,000	2,038,908

			7,012,233
Nevada (1.1%)

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BBB-/P	735,000	755,889

Las Vegas, Special Assmt. Bonds
5s, 6/1/30	B+/P	575,000	581,774
(Dist. No. 607 Local Impt.), 5s, 6/1/22	BBB-/P	460,000	491,837

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.02s, 6/1/42	VMIG1	8,840,000	8,840,000

			10,669,500
New Hampshire (0.1%)

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4s, 4/1/29	B1	650,000	655,135

			655,135
New Jersey (6.2%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	3,500,000	3,555,405

NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BB+	1,130,000	1,110,372
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,816,150
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BB+	300,000	300,624
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,671,231
(Continental Airlines, Inc.), 5 1/2s, 6/1/33	BB-	2,000,000	2,200,540
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	2,500,000	2,695,625
(Paterson Charter School), Ser. C, 5.3s, 7/1/44	BB+	2,250,000	1,971,810
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	500,000	511,955
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	BB-	3,500,000	3,812,935

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A
5s, 6/15/37	Baa3	1,000,000	1,042,800
4 3/4s, 6/15/32	Baa3	170,000	176,837

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5 5/8s, 11/15/30	BB-	1,000,000	1,124,390

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36 (Prerefunded 11/15/16)	AAA/P	3,590,000	3,773,485

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	6,000,000	6,635,760
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,500,000	2,727,950
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,552,045

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5s, 12/1/23	Baa3	1,400,000	1,514,828

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B3	8,000,000	6,460,080
Ser. 1A, 4 3/4s, 6/1/34	B3	7,700,000	6,236,923
zero %, 6/1/41	A-	20,000,000	5,080,800

			61,972,545
New Mexico (1.4%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa2	3,000,000	3,293,880
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa2	7,660,000	7,779,649
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	2,750,000	2,792,955

			13,866,484
New York (3.7%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,434,580

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6 7/8s, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	829,014

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA	1,000,000	1,176,640

NY City, Indl. Dev. Agcy. Special Fac. Mandatory Put Bonds (8/1/16) (JFK Intl. Arpt.), Ser. B, 2s, 8/1/28	BB/P	1,950,000	1,954,271

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	675,000	705,254
(British Airways PLC), 5 1/4s, 12/1/32	BB	2,325,000	2,336,648

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,563,222

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	1,800,000	1,805,562

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	B1	1,500,000	1,499,310

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,068,390

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5 3/8s, 11/15/40	BB-/P	1,250,000	1,312,425
Class 1, 5s, 11/15/44	BB-/P	3,250,000	3,290,008

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,500,000	1,501,110

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.)
5 1/8s, 7/1/31	Ba2	2,310,000	2,428,826
5s, 7/1/42	Ba2	1,000,000	1,040,690

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	2,100,000	2,433,039

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. ), Ser. A-1, 0.01s, 7/1/37	VMIG1	1,450,000	1,450,000

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	3,032,013

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	500,175

			36,361,177
North Carolina (1.4%)

Dept. Trans. Private Activity Rev. Bonds (I-77 Hot Lanes), 5s, 12/31/37	BBB-/F	700,000	748,048

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,077,390

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	450,000	483,939
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	771,285

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Pennybyrn at Maryfield, Inc.), 5s, 10/1/35	BB/P	625,000	650,494

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	3,500,000	3,660,895
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	2,001,360
(Salemtowne), 5 1/4s, 10/1/37	BB/P	3,750,000	3,851,888
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5s, 9/1/37	BB/P	1,000,000	1,002,760

			14,248,059
Ohio (3.5%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B-	3,300,000	3,016,101
Ser. A-2, 6s, 6/1/42	B3	2,500,000	2,173,700
Ser. A-2, 5 7/8s, 6/1/47	B3	7,000,000	6,011,320
Ser. A-2, 5 7/8s, 6/1/30	B-	6,055,000	5,403,966
Ser. A-2, 5 3/4s, 6/1/34	B-	3,925,000	3,425,740

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	3,000,000	3,281,490

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	1,560,000	187,044

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
6s, 8/15/43	A3	250,000	276,120
U.S. Govt. Coll., 6s, 8/15/43 (Prerefunded 8/15/18)	AAA/P	1,300,000	1,484,340

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	500,000	543,690

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,000,000	1,108,170

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	5,251,047

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	2,225,000	2,379,326
(Memorial Hlth. Syst. Oblig. Group), 5 1/2s, 12/1/43	BB/F	235,000	245,220

			34,787,274
Oklahoma (0.5%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5s, 4/1/33	BB-/P	1,070,000	1,011,642

Tulsa, Muni. Arpt. Trust Mandatory Put Bonds (6/1/25) (American Airlines, Inc.), 5s, 6/1/35	BB-	1,750,000	1,927,520

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5 1/2s, 12/1/35	B+/P	2,000,000	2,133,720

			5,072,882
Oregon (0.3%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Mirabella at South Waterfront), Ser. A, 5.4s, 10/1/44	BB-/P	1,000,000	1,073,000

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	1,982,772

			3,055,772
Pennsylvania (3.2%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	827,386
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	1,062,230
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,616,595

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	3,400,000	3,457,256
(United States Steel Corp.), 5 3/4s, 8/1/42	BB-	1,800,000	1,606,752

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	625,000	664,681

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Diakon Lutheran Social Ministries), 5s, 1/1/38	BBB+/F	1,900,000	1,996,767
(Diakon Lutheran Ministries), 5s, 1/1/36 (Prerefunded 1/1/17)	BBB+/F	1,790,000	1,879,697

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA), 5s, 7/1/34	Baa3	800,000	856,200

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), Ser. A, 6 1/2s, 7/1/40	BB-/P	3,000,000	3,083,970
(Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	1,375,000	1,417,873
(Landis Homes Retirement Cmnty.), Ser. A, 5s, 7/1/45	BBB-/F	1,500,000	1,510,185

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB	1,530,000	1,635,218

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5 3/4s, 7/1/35	B+/P	2,000,000	1,992,820

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	1,200,000	1,297,140

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5 1/4s, 3/1/42	BBB	1,000,000	1,029,170

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,121,220
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	534,070

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	2,175,000	2,367,901

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)	D/P	5,263,244	6,579
(Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P	510,506	5

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	2,000,000	2,116,720

			32,080,435
Puerto Rico (1.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	2,295,000	2,295,069

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	Caa3	5,000,000	3,168,750

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 3/4s, 7/1/36	Caa3	5,000,000	3,125,000

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	Ca	2,765,000	1,254,619
Ser. A, 5 3/8s, 8/1/39	Ca	3,605,000	1,626,756
Ser. C, 5 3/8s, 8/1/36	Ca	1,175,000	533,156
Ser. A, NATL, zero %, 8/1/43	AA-	20,000,000	3,540,400

			15,543,750
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB+/F	3,000,000	3,029,460

			3,029,460
South Carolina (0.9%)

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A
5 1/2s, 12/1/54	AA-	6,000,000	6,684,540
5s, 12/1/50	AA-	2,000,000	2,166,020

			8,850,560
South Dakota (0.1%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5s, 11/1/35	A1	755,000	845,064

			845,064
Tennessee (0.1%)

Chattanooga Hlth. Edl. & Student Hsg. Fac. Board Rev. Bonds (CDFI Phase I, LLC), 5s, 10/1/35(FWC)	BBB	700,000	763,161

			763,161
Texas (10.3%)

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,671,695

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,850,000	4,138,211

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	581,140
5s, 8/15/32	BBB	2,100,000	2,255,757

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	2,000,000	2,281,040

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	978,273

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.01s, 12/1/24	A-1+	8,820,000	8,820,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	BB-	3,200,000	3,706,080
Ser. B-1, 5s, 7/15/35	BB-	200,000	209,700
Ser. B-1, 5s, 7/15/30	BB-	2,000,000	2,139,420
(United Airlines, Inc.), 4 3/4s, 7/1/24	BB-	2,700,000	2,943,783

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,390,423
5s, 2/15/32	BBB	2,250,000	2,442,668

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44 (Prerefunded 8/15/19)	BBB	2,450,000	2,930,249
6 1/4s, 8/15/39 (Prerefunded 8/15/19)	BBB	2,375,000	2,829,575

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa1	4,850,000	5,298,286

Lower CO River Auth. Rev. Bonds, Ser. D, 5s, 5/15/32	A	3,000,000	3,395,760

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	2,400,000	2,700,216
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	3,000,000	3,230,430

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	1,050,000	1,065,005
(NCCD College Station Properties, LLC), Ser. A, 5s, 7/1/47	Baa3	1,000,000	1,024,580
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/39	Baa3	500,000	514,145
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/34	Baa3	750,000	784,530
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	1,605,000	1,713,867

Newark, Cultural Ed. Fac. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/32	BBB-	600,000	619,254

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,646,300

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA+	3,000,000	1,127,970

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6 1/2s, 1/1/43	A1	5,300,000	6,597,546
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38 (Prerefunded 1/1/18)	A2	870,000	963,542

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7 3/4s, 11/15/44	B-/P	830,000	962,144
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	162,000	243
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	2,766,000	4,149
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	1,833,000	2,750
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	317,000	476
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	4,122,000	6,183

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	2,550,000	2,547,093
(Air Force Village), 6 3/8s, 11/15/44	BBB-/F	4,000,000	4,376,800
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5 1/2s, 11/15/45	BB/F	1,500,000	1,535,970

Travis Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A
5 1/4s, 8/15/42	BB+	520,000	527,197
5s, 8/15/27	BB+	500,000	524,230

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	4,500,000	5,329,620

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	5,328,000
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	3,350,000	3,918,060

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,081,760

			102,144,120
Virginia (1.9%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	BB/P	575,000	578,755

Alexandria, Indl. Dev. Auth. Res. Care Fac. Mtge. Rev. Bonds (Goodwin House, Inc.), 5s, 10/1/45	BBB/F	1,500,000	1,584,435

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.15s, 3/1/35	B/P	500,000	502,905

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	B-/P	1,450,000	1,199,469

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	BB+/P	1,460,000	1,490,616

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5s, 3/1/35	B/P	855,000	853,889

VA State Small Bus. Fin. Auth. Rev. Bonds (Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,398,578

VA State Small Bus. Fin. Sr. Lien Auth. Rev. Bonds (95 Express Lanes, LLC), 5s, 1/1/40	BBB-	4,500,000	4,663,665

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	5,854,370

			19,126,682
Washington (1.0%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	BB+	700,000	728,973

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	1,600,000	1,720,704

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	3,000,000	3,630,510
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,446,732
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	1,620,000	1,584,230

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Heron's Key Oblig. Group), Ser. A, 7s, 7/1/50	B-/P	1,000,000	1,005,440

			10,116,589
West Virginia (0.3%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	500,000	514,990

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	2,330,000	2,410,944

			2,925,934
Wisconsin (1.8%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5s, 7/1/32	BBB-	1,500,000	1,575,210

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	800,000	868,120
(Trans. Infrastructure Properties), 5s, 7/1/42	BBB	3,500,000	3,628,030

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BBB+/F	1,550,000	1,830,116
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29	BBB+/F	1,000,000	1,187,270
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	3,000,000	3,545,340
(Prohealth Care, Inc.), 5s, 8/15/39	A1	750,000	819,548

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A
6s, 11/15/49	BB-/P	1,000,000	1,071,940
5 3/4s, 11/15/44	BB-/P	500,000	528,835
5 1/2s, 11/15/34	BB-/P	1,685,000	1,774,372

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5s, 9/1/38	BB/F	1,500,000	1,473,840

			18,302,621

Total municipal bonds and notes (cost $878,493,773)			$951,233,112

PREFERRED STOCKS (1.2%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		5,325,000	$5,779,223

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	6,473,160

Total preferred stocks (cost $11,325,000)			$12,252,383

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		400	$991,752

Total unitized trust (cost $1,206,477)			$991,752

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	9,537

Total common stocks (cost $8,077,612)			$9,537

TOTAL INVESTMENTS

Total investments (cost $899,102,862)(b)			$964,486,784

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through October 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $994,595,046.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $898,008,819, resulting in gross unrealized appreciation and depreciation of $93,680,070 and $27,202,105, respectively, or net unrealized appreciation of $66,477,965.
(DEF)	This security is in default of principal and interest.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	25.4%
	Transportation	12.4
	Education	10.1
	Utilities	10.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$9,537	$—	$—
Total common stocks	9,537	—	—
Municipal bonds and notes	$—	$951,007,427	$225,685
Preferred stocks	—	12,252,383	—
Unitized trust	—	—	991,752

Totals by level	$9,537	$963,259,810	$1,217,437

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2015